Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Outstanding debt

Outstanding debt consisted of the following at December 31, 2012 and March 31, 2013:

	December 31, 2012	March 31, 2013
Senior notes	$450,000	$450,000
Other borrowings	33,365	35,664

Total debt	$483,365	$485,664
Less current portion	(32,556)	(34,880)

Total long-term debt	$450,809	$450,784

Outstanding debt consisted of the following at December 31, 2011 and 2012:

	December 31, 2011	December 31, 2012
Senior notes	$450,000	$450,000
Other borrowings	38,652	33,365

Total debt	$488,652	$483,365
Less current portion	(33,093)	(32,556)

Total long-term debt	$455,559	$450,809

Maturities of debt	The maturities of debt at December 31, 2012 are as follows:

2013	$32,556
2014	269
2015	254
2016	141
2017	145
Thereafter	450,000

$483,365